Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Land and industrial buildings	$3,306	$3,478
Plant, machinery and equipment	8,357	8,481
Assets sold with buy-back commitment	2,750	2,813
Construction in progress	213	516
Other	868	960
Gross property, plant and equipment	15,494	16,248
Accumulated depreciation	(8,629)	(9,158)
Net property, plant and equipment	$6,865	$7,090

Summary of Property, Plant and Equipment Recorded under Finance Leases

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Gross capital leases ²	$148	$158
Accumulated depreciation	(41)	(38)
Net capital leases	$107	$120

¹	Included in Property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment